RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
SCHEDULE OF DETAILED INFORMATION ABOUT RELATED PARTY
	For the Year Ended
	December 31, 2022	December 31, 2021
Salaries and Benefits	2,435	1,476
Stock-Based Compensation	2,164	2,412
Consultancy	-	270
Compensation Expenses for Related Parties	4,599	4,158